Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 9,275		¥ 74,648	¥ 122,801	¥ 67,704
Restricted cash	3,945		17,058		28,800
Accounts receivable, net	26,631		73,570		194,385
Amount due from related parties			7,598		8,130
Prepayments and other current assets	13,706		137,933		100,046
Total current assets	59,653		348,996		435,428
Non-current assets
Property and equipment, net	80		504		584
Right-of-use assets	417		5,633		3,043
Intangible assets	5,330		50,344		38,907
Other non-current assets	103		666		750
Total non-current assets	5,930		64,415		43,284
Total assets	65,583		413,411		478,712
Current liabilities
Accounts payable	50,081		379,573		365,556
Registered users’ loyalty payable	864		13,863		6,307
Advance from customers and deferred revenue	10,352		56,610		75,560
Salary and welfare payable	8,539		37,466		62,329
Tax payable	6,383		40,448		46,594
Lease liabilities, current	345		2,407		2,516
Accrued liabilities related to users’ loyalty programs	5,234		33,489		38,200
Accrued liabilities and other current liabilities	33,858		243,843		247,144
Total current liabilities	115,722		807,853		844,691
Lease liabilities, non-current	116		3,366		850
Total liabilities	414,200		2,767,669		3,023,372
Revenues:
Total revenues	139,998	¥ 1,021,892	745,557	1,083,045
Cost of revenues:
Total cost of revenues	(76,626)	(559,320)	(415,568)	(548,043)
Gross profit	63,231	461,541	329,644	520,438
Operating expenses:
Total operating expenses	60,485	441,497	351,145	900,765
Income / (Loss) from Operations	4,585	33,467	(1,894)	(318,498)
Non-operating income/(expense)	(48)	(349)	(2,367)	(81,879)
Income / (Loss) before income tax expense	(23,073)	(168,417)	(187,339)	(914,399)
Income tax benefit /(expense)	(122)	(888)	(2,026)	(1,048)
Equity in loss of an affiliate company				(1,416)
Net income / (loss)	(22,951)	(167,530)	(185,313)	(914,767)
Net cash (used in)/provided by operating activities	525	3,800	(65,698)	(443,797)
Net cash provided by/(used in) investing activities	(20)	(149)	26,483	267,555
Net cash provided by financing activities				(20,000)
Cash, cash equivalents and restricted cash at the beginning of year	12,564	91,706	130,401	315,833
Cash, cash equivalents and restricted cash at the end of year	$ 13,220	96,497	91,706	130,401
Affiliated Entity [Member]
Current assets
Cash and cash equivalents			23,590		2,095
Restricted cash			17,008		25,009
Accounts receivable, net			73,143		193,525
Amount due from subsidiaries of the Company			320,387		448,016
Amount due from related parties			45,182		43,747
Prepayments and other current assets			91,422		61,218
Total current assets			570,732		773,610
Non-current assets
Property and equipment, net			493		552
Right-of-use assets			5,633		3,043
Intangible assets			3,883		2,057
Other non-current assets			666		666
Total non-current assets			10,675		6,318
Total assets			581,407		779,928
Current liabilities
Accounts payable			349,993		357,531
Amount due to subsidiaries of the Company			5,560,180		5,343,426
Amount due to related parties			81		430
Registered users’ loyalty payable			13,863		6,307
Advance from customers and deferred revenue			12,351		51,516
Salary and welfare payable			15,784		28,930
Tax payable			36,588		42,421
Lease liabilities, current			2,407		2,516
Accrued liabilities related to users’ loyalty programs			33,489		38,205
Accrued liabilities and other current liabilities			220,104		224,158
Total current liabilities			6,244,840		6,095,440
Lease liabilities, non-current			3,366		850
Total liabilities			6,248,206		¥ 6,096,290
Revenues:
Total revenues		1,021,548	1,311,376	1,408,308
Cost of revenues:
Total cost of revenues		(527,431)	(937,291)	(822,373)
Gross profit		494,117	374,085	585,935
Operating expenses:
Total operating expenses		(439,410)	(388,728)	(956,562)
Other operating income		226	4,237	9,153
Income / (Loss) from Operations		54,933	(10,406)	(361,474)
Income / (Loss) before income tax expense		56,713	(9,547)	(370,785)
Income tax benefit /(expense)		(141)	412	(54)
Equity in loss of an affiliate company				(1,416)
Net income / (loss)		56,572	(9,135)	(372,255)
Net cash (used in)/provided by operating activities		352,187	(58,155)	(22,037)
Net cash provided by/(used in) investing activities		(365,681)	59,222	28,625
Net cash provided by financing activities
Net increase/(decrease) in cash and cash equivalents		(13,494)	1,067	6,588
Cash, cash equivalents and restricted cash at the beginning of year		40,598	39,531	32,943
Cash, cash equivalents and restricted cash at the end of year		27,104	40,598	39,531
Affiliated Entity [Member] | Third Party Revenues [Member]
Revenues:
Total revenues		1,021,548	673,730	828,341
Cost of revenues:
Total cost of revenues		(527,431)	(365,857)	(446,189)
Operating expenses:
Total operating expenses		(327,081)	(248,310)	(572,365)
Non-operating income/(expense)		1,780	859	(9,311)
Affiliated Entity [Member] | Intragroup Revenues [Member]
Revenues:
Total revenues			637,646	579,967
Cost of revenues:
Total cost of revenues			(571,434)	(376,184)
Operating expenses:
Total operating expenses		(112,329)	(140,418)	(384,197)
Non-operating income/(expense)